Prepaid Expenses and Other Current Assets - (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense, Current [Abstract]
Value-added tax refund receivable	$ 763	$ 1,575
Insurance	1,982	0
Deposits	1,305	0
Other	899	1,478
Total prepaid expenses and other current assets	$ 4,949	$ 3,053